Cover Page	Jun. 22, 2023
Cover [Abstract]
Entity Address, State or Province	TX
Document Type	8-K
Entity Incorporation, State or Country Code	DE
Entity File Number	000-55522
Entity Central Index Key	0001635984
Document Period End Date	Jun. 22, 2023
Entity Registrant Name	NATIONAL WESTERN LIFE GROUP, INC.
Entity Tax Identification Number	47-3339380
Entity Address, Address Line One	10801 N. Mopac Expy Bldg 3
Entity Address, City or Town	Austin,
Entity Address, Postal Zip Code	78759
City Area Code	(512)
Local Phone Number	836-1010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	NWLI
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Emerging Growth Company	false